Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock - USD ($)	3 Months Ended				6 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares [Member]
Numerator:
Allocation of net loss	$ (716,100)		$ (20,614,715)		$ (973,281)		$ (17,293,091)			$ (20,407,722)
Accretion of ordinary shares subject to possible redemption to redemption value	1,014,375	[1]	26,712,471	[1]	2,336,570	[1]	26,712,471	[1]		29,388,057
Allocation of net income (loss)	$ 298,275		$ 6,097,756		$ 1,363,289		$ 9,419,380			$ 8,980,335
Denominator:
Basic weighted average shares outstanding (in Shares)	5,396,650		11,066,667		8,364,025		5,533,333			8,526,027
Basic net income (loss) per common stock (in Dollars per share)	$ 0.06		$ 0.55		$ 0.16		$ 1.7			$ 1.05
Non-redeemable Shares [Member]
Numerator:
Allocation of net loss	$ (451,821)		$ (6,306,582)		$ (396,224)		$ (9,633,216)		$ (3,559)	$ (7,746,983)
Accretion of ordinary shares subject to possible redemption to redemption value		[1]		[1]		[1]		[1]
Allocation of net income (loss)	$ (451,821)		$ (6,306,582)		$ (396,224)		$ (9,633,216)		$ (3,559)	$ (7,746,983)
Denominator:
Basic weighted average shares outstanding (in Shares)	3,405,000		3,385,583		3,405,000		3,082,375			3,236,568
Basic net income (loss) per common stock (in Dollars per share)	$ (0.13)		$ (1.86)		$ (0.12)		$ (3.13)			$ (2.39)

[1]	Accretion amount includes fees deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.